1(212) 318-6737

kentaromurase@paulhastings.com

September 1, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services

RE:	Comstock Funds, Inc. (the “Fund”)
File Nos. 033-40771/811-05502

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-referenced Fund do not differ from those contained in Post-Effective Amendment No. 44 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. This Amendment was filed electronically on August 28, 2017 (Accession #0001193125-17-270497).

If you have any questions, concerning this filing, you may contact the undersigned at the number above.

Very truly yours,

/s/ Kentaro Murase
Kentaro Murase
Paul Hastings LLP

cc:	B. Alpert

A. Mullady

A. Mango

A. Ward

A. Lonergan

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